CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2023
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

19. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(in thousands, except for number of shares and per share data)
ASSETS
Current assets
Cash and cash equivalents	186,825	138,574	19,518
Amounts due from subsidiaries	282,687	315,959	44,502
Prepayments and other current assets	—	4,205	592
Total current assets	469,512	458,738	64,612
Non-current assets
Investments in subsidiaries, the VIE and VIE’s subsidiaries	306,751	506,526	71,343
Other non-current assets	2,382	2,422	341
Total non-current assets	309,133	508,948	71,684
Total assets	778,645	967,686	136,296
LIABILITIES
Current liabilities
Amounts due to subsidiaries and the VIE	2,092	5,973	841
Accrued expenses and other current liabilities	7,101	3,909	551
Total current liabilities	9,193	9,882	1,392
Total liabilities	9,193	9,882	1,392
SHAREHOLDERS’ EQUITY
Ordinary shares (par value of US$0.0001 per share, 700,000,000 Class A shares authorized as of December 31, 2022 and December 31, 2023; 125,122,382 Class A shares issued and 121,722,467 outstanding as of December 31, 2022; 125,122,382 Class A shares issued and 119,704,787 outstanding as of December 31, 2023; 200,000,000 Class B shares authorized, 144,000,000 Class B ordinary shares issued and outstanding as of December 31, 2022 and December 31, 2023; 100,000,000 shares (undesignated) authorized, nil shares (undesignated) issued and outstanding as of December 31, 2022 and December 31, 2023)	185	185	26
Additional paid-in capital	1,079,099	1,088,628	153,330
Treasury stock	(7,123)	(16,665)	(2,347)
Accumulated other comprehensive income	10,497	17,955	2,529
Accumulated deficit	(313,206)	(132,299)	(18,634)
Total shareholders’ equity	769,452	957,804	134,904
Total liabilities and shareholders’ equity	778,645	967,686	136,296

19. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Continued)

	For the year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
	(in thousands)
Operating expenses
General and administrative expenses	(22,755)	(18,993)	(16,011)	(2,255)
Total operating expenses	(22,755)	(18,993)	(16,011)	(2,255)
Operating loss	(22,755)	(18,993)	(16,011)	(2,255)
Share of income (loss) from subsidiaries, the VIE and VIE’s subsidiaries	(15,874)	126,241	190,880	26,885
Other income, net	1,578	2,571	6,038	849
Income (loss) before income taxes	(37,051)	109,819	180,907	25,479
Income tax expenses	—	—	—	—
Net income (loss)	(37,051)	109,819	180,907	25,479
Total comprehensive income (loss)	(49,867)	154,993	188,365	26,529

Net cash used in operating activities	(15,837)	(18,992)	(15,968)	(2,249)
Net cash provided by (used in) investing activities	127,514	(1,655)	(25,483)	(3,589)
Net cash provided by (used in) financing activities	313	(6,956)	(9,448)	(1,331)
Effect of exchange rate changes on cash and cash equivalents	(3,787)	17,047	2,648	373
Net change in cash and cash equivalents	108,203	(10,556)	(48,251)	(6,796)
Cash and cash equivalents at the beginning of the year	89,178	197,381	186,825	26,314
Cash and cash equivalents at the end of the year	197,381	186,825	138,574	19,518

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries, the VIE and VIE’s subsidiaries.

The parent company records its investment in its subsidiaries, the VIE and VIE’s subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Under the equity method of accounting, the Company shall adjust the carrying amount of the investment for its share of the subsidiaries’ and other equity investees’ cumulative losses until the investment balance reaches zero, unless it is contractually obligated to continue to pick up the subsidiaries’ and other equity investees’ losses. The Company confirmed its unlimited financial support to its subsidiaries for their operations. Consequently, the Company recognized its investment in excess of its share of cumulative losses in “Investments in subsidiaries, the VIE and VIE’s subsidiaries” on the condensed balance sheets, and the respective share in income (loss) in “Share of income (loss) from subsidiaries, the VIE and VIE’s subsidiaries” on the condensed statements of comprehensive income (loss). The subsidiaries did not pay any dividends to the Company for the periods presented.

The parent company’s condensed financial statements should be read in conjunction with the Group’s consolidated financial statements.